Condensed Interim Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Seed Redeemable convertible preferred Shares	Series A Redeemable convertible preferred Shares	Series A-1 Redeemable convertible preferred Shares		Series B Redeemable convertible preferred Shares	Series B-1 Redeemable convertible preferred Shares	Series B-2 Redeemable convertible preferred Shares	Total Redeemable convertible preferred Shares	Ordinary Shares		Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2020	[1]	$ 650	$ 9,394	$ 2,500		$ 32,159	$ 10,447	$ 290	$ 55,440		[2]	$ 1,397	$ (61,554)	$ (60,157)
Balance (in Shares) at Dec. 31, 2020	[1]	5,540,254	7,780,937	5,460,043		10,863,143	4,144,887	71,977		9,272,428
Exercise and conversion of warrants					[2]			$ 6,120	6,120
Exercise and conversion of warrants (in Shares)								1,021,974
Share-based compensation												488		488
Warrants to service providers												56		56
Exercise of options					[2]							212		212
Exercise of options (in Shares)										734,991
Net loss													(42,245)	(42,245)
Balance at Sep. 30, 2021		$ 650	$ 9,394	$ 2,500		$ 32,159	$ 10,447	$ 6,410	61,560			2,153	(103,799)	(101,646)
Balance (in Shares) at Sep. 30, 2021		5,540,254	7,780,937	5,460,043		10,863,143	4,144,887	1,093,951		10,007,419
Balance at Dec. 31, 2021												199,469	(119,646)	79,823
Balance (in Shares) at Dec. 31, 2021										63,016,856
Share-based compensation												6,377		6,377
Warrants to service providers												272		272
Exercise of options												264		264
Exercise of options (in Shares)										701,347
Net loss													(29,383)	(29,383)
Balance at Sep. 30, 2022												$ 206,382	$ (149,029)	$ 57,353
Balance (in Shares) at Sep. 30, 2022										63,718,203

[1]	Retroactively reflects the recapitalization of the Company on October 7, 2021, which resulted included a 1:46.25783 stock split and a change in par value from NIS 0.01 to NIS 0.000216 per share. See also Note 7, Share Capital.
[2]	Represents less than $1.